Segment Data - Summary of Net Sales and Other Information by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Sales And Operating Profit Information [Line Items]
Net Sales	$ 7,394.2	$ 6,939.9	$ 6,827.3
Operating Profit	1,277.7	696.3	860.3
Depreciation and Amortization	951.7	926.4	937.7
Segment Assets	3,827.6	3,528.7
Intangible asset amortization	561.5	526.8	529.5
Goodwill and intangible asset impairment		(292.8)	(16.3)
Intangible asset amortization	(561.5)	(526.8)	(529.5)
Americas [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	4,624.1	4,295.5	4,102.1
Operating Profit	2,487.1	2,282.4	2,174.6
Depreciation and Amortization	146.0	142.0	142.6
Segment Assets	1,218.0	1,172.0
Corporate Items [Member]
Net Sales And Operating Profit Information [Line Items]
Operating Profit	(1,618.4)	(1,611.7)	(1,614.7)
Depreciation and Amortization	114.7	129.8	124.0
Segment Assets	1,575.6	1,342.7
Operating Segments [Member] | EMEA [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,592.4	1,456.6	1,477.2
Operating Profit	538.2	416.1	417.9
Depreciation and Amortization	67.2	64.4	71.7
Segment Assets	679.0	664.0
Operating Segments [Member] | Asia Pacific [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,177.7	1,187.8	1,248.0
Operating Profit	432.3	429.1	428.3
Depreciation and Amortization	62.3	63.4	$ 69.9
Segment Assets	$ 355.0	$ 350.0